Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of derivative financial instruments [Abstract]
Disclosure of detailed information about hedge derivatives financial instruments [text block]
The table below presents the composition of open transactions included in the hedge derivative financial instruments as
of December 31, 2018:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2019	1,000	7,345	5,961	1,381
February 2019	1,000	7,352	5,968	1,378

	2,000			2,759

The table below presents the composition of open transactions included in the hedge derivative financial instruments as
of December 31, 2017:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2018	3,000	5,972 – 6,050	7,275	(3,787)
February 2018	3,000	5,972 – 6,050	7,260	(3,736)
March 2018	3,000	5,972 – 6,050	7,247	(3,693)
April 2018	3,000	5,805 – 6,050	7,259	(3,973)
May 2018	3,000	5,900 – 6,300	7,269	(3,484)
June 2018	3,000	5,900 – 6,325	7,277	(3,468)
July 2018	3,000	5,960 – 6,350	7,285	(3,359)
August 2018	3,000	6,520	7,290	(2,288)
September 2018	3,000	7,100	7,296	(580)
October 2018	3,000	7,200	7,300	(296)
November 2018	3,000	7,300	7,305	(13)
December 2018	3,000	7,300	7,309	(28)

	36,000			(28,705)